Consolidated Statements of Comprehensive Income (Parenthetical) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Foreign currency translation, tax (recovery) expense	$ (5)	$ 10
Net change in unrecognized pension and post-retirement benefit obligation, tax expense	3
OCI, tax (recovery) expense	$ (2)	$ 10